CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (UNAUDITED) - GBP (£) £ in Thousands	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020 [1]
Disclosure of attribution of expenses by nature to their function [line items]
REVENUE	£ 305,133	£ 200,365
Cost of sales	(200,382)	(130,391)
GROSS PROFIT	104,751	69,974
Selling, general and administrative expenses	(59,624)	(41,615)
Net impairment losses on financial assets	(1,812)	(2,646)
OPERATING PROFIT	43,315	25,713
Net finance income / (expense)	683	(6,380)
PROFIT BEFORE TAX	43,998	19,333
Tax on profit on ordinary activities	(8,047)	(4,826)
PROFIT FOR THE PERIOD	35,951	14,507
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translating foreign operations	(1,528)	(3,491)
Total comprehensive income for the period	£ 34,423	£ 11,016
EARNINGS PER SHARE:
Weighted average number of shares outstanding - Basic (in shares)	55,911,086	54,831,134
Weighted average number of shares outstanding - Diluted (in shares)	57,880,029	56,850,290
Basic EPS (in gbp per share)	£ 0.64	£ 0.26
Diluted EPS (in gbp per share)	£ 0.62	£ 0.26
Direct cost of sales
Disclosure of attribution of expenses by nature to their function [line items]
Cost of sales	£ (189,292)	£ (120,479)
Allocated cost of sales
Disclosure of attribution of expenses by nature to their function [line items]
Cost of sales	£ (11,090)	£ (9,912)

[1]	The presentation of the income statement has been changed to separately disclose the net impairment losses on financial assets on the face of the Consolidated Statement of Comprehensive Income (refer to Note 3C of the Company's Annual Report on Form 20-F for the fiscal year ended June 30, 2021 for details).